Allianz Life Insurance Company of North America

Stewart Gregg
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297

Telephone:  763-765-2913
Telefax:       763-765-6355
stewart.gregg@allianzlife.com
www.allianzlife.com

April 23, 2010

Re: Allianz Life Insurance Company of North America
Allianz Life Variable Account B
Registration Statement Nos. 333-139701 and 811-05618

Enclosed for filing, please find the Post-Effective Amendment No. 21 to the Form N-4 Registration Statement for the above-referenced Registrant. The purpose of his filing is to make several non-material changes and file updated financial statements. This post-effective amendment also includes a letter responding to supplemental staff comments received on April 13, 2010.

I hereby represent that the enclosed Post-Effective Amendment does not contain disclosure which would render it ineligible to become effective pursuant to Securities Act Rule 485(b).

Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years.

Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the address listed above or at (763) 765-2913.

Sincerely,

Allianz Life Insurance Company of North America

By:  /s/ Stewart D. Gregg

            Stewart D. Gregg